Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	$ 615,902		$ 26,602
Derivative liabilities, fair Value	768,732		2,106
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	73,920		29,867
Derivative liabilities,notional Value	73,920		1,100
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities,notional Value		$ 73,920		$ 1,100
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value		73,920		24,867
Derivatives held for trading [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value				$ 5,000
Derivatives held for trading [member] | Put options 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value		$ 8,910,878
Derivatives held for trading [member] | Put options 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	8,910,878
At fair value [member] | Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	615,902		26,602
Derivative liabilities, fair Value	768,732		2,106
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, fair Value	768,732		2,106
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	50,685		22,390
At fair value [member] | Derivatives held for trading [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value			$ 4,212
At fair value [member] | Derivatives held for trading [member] | Put options 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	395,652
At fair value [member] | Derivatives held for trading [member] | Put options 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	$ 169,565